RESEARCH AND DEVELOPMENT COSTS	12 Months Ended
Mar. 31, 2015
RESEARCH AND DEVELOPMENT COSTS
RESEARCH AND DEVELOPMENT COSTS

22.  RESEARCH AND DEVELOPMENT COSTS

Research and development costs, which are included in “Selling, general and administrative expenses” relate primarily to costs incurred in the research and development of new internal use software products and enhancements to existing internal use software products, which do not meet the criteria for capitalization. Such costs are expensed as incurred. Research and development costs incurred during the years ended March 31, 2013, 2014 and 2015 amounted to ¥24,086 thousand, ¥122,940 thousand and ¥89,451 thousand respectively.